32. FINANCIAL RESULTS (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Results Details 4
Exchange difference in trade receivables	$ (2,985,022)	$ (2,783,564)	$ 3,842,016
Exchange differences in related party balances	3,333,868	(3,243,740)	9,300,681
Exchange difference in advertising contributions	194,235	2,183,765	(2,178,089)
Exchange difference in derivatives	8,063,800	2,866,010	(8,554,222)
Exchange difference in bank borrowings	474,125	1,071,611	(418,506)
Other foreign currency translation differences	(494,053)	655,794	(1,195,412)
Foreign currency translation difference	$ 8,586,953	$ 749,876	$ 796,468